EXCHANGE LISTED FUNDS TRUST

Bancreek U.S. Large Cap ETF (NYSE Arca Ticker: BCUS)

Bancreek International Large Cap ETF (NYSE Arca Ticker: BCIL)

ETC Cabana Target Beta ETF (Nasdaq Stock Market Ticker: TDSB)

ETC Cabana Target Drawdown 10 ETF (Nasdaq Stock Market Ticker: TDSC)

ETC Cabana Target Leading Sector Moderate ETF (Nasdaq Stock Market Ticker: CLSM)

QRAFT AI-Enhanced U.S. Large Cap ETF (NYSE Arca Ticker: QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (NYSE Arca Ticker: AMOM)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (NYSE Arca Ticker: LQAI)

Saba Closed-End Funds ETF (Cboe BZX Exchange Ticker: CEFS)

Long Pond Real Estate Select ETF (NYSE Arca Ticker: LPRE)

Stratified LargeCap Index ETF (NYSE Arca Ticker: SSPY)

Stratified LargeCap Hedged ETF (NYSE Arca Ticker: SHUS)

PLUS Korea Defense Industry ETF (NYSE Arca Ticker: KDEF)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 26, 2025, to each Fund’s currently effective

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with those documents.

Effective immediately, as approved by the Board of Trustees of Exchange Listed Funds Trust on September 24, 2025, the paragraph titled “Officers” in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” is deleted in its entirety and replaced with:

Officers. Set forth below is information about each of the persons currently serving as officers of the Trust. The address of Richard Malinowski, Andrew Serowik, Christopher Roleke, Matthew Fleischer and Heather Nichols is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Sam Singh is Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

The table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” listing the Interested Trustee is amended as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen By Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee[3]
J. Garrett Stevens (1979)	Trustee	Trustee since 2023	Chief Business Officer, Exchange Traded Concepts, LLC (since 2025); Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (2009 to 2025)	38	None

1 Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

2 The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

3 Mr. Stevens is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

The table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” listing the Officers is amended and restated in its entirety:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Richard Malinowski (1983)	President Secretary	Since 2025 Since 2022	Co-Chief Executive Officer, Exchange Traded Concepts, LLC (since 2025), General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).
Andrew Serowik (1976)	Vice President	Since 2024	Co-Chief Executive Officer, Exchange Traded Concepts, LLC (since 2025); Portfolio Manager, Exchange Traded Concepts, LLC (since 2018).
Christopher Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021	Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021).
Heather Nichols (1983)	Assistant Secretary	Since 2023	Counsel, Exchange Traded Concepts, LLC (since 2023); Principal, HND Compliance and Regulatory Services, LLC (2015 to 2023).
Sam Singh (1976)	Assistant Treasurer	Since 2025	Vice President of Fund Administration at Ultimus Fund Solutions, LLC (since 2011).

1 Each officer serves at the pleasure of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.